SCHEDULE OF PORTFOLIO INVESTMENTS
RBC BlueBay Short Duration Fixed Income Fund

December 31, 2025 (Unaudited)
Principal Amount		Value
Corporate Bonds — 38.6%
Basic Materials — 0.9%
$165,000	Georgia-Pacific LLC, 4.40%, 6/30/28(a)	$166,749
535,000	Syensqo Finance America LLC, 5.65%, 6/4/29(a)	553,615
		720,364
Communications — 0.7%
540,000	Charter Communications Operating LLC / Charter Communications Operating Capital, 6.10%, 6/1/29	563,416

Consumer, Cyclical — 5.1%
600,000	American Honda Finance Corp., (SOFR RATE + 0.720%), GMTN, 4.63%, 10/22/27(b)	600,794
515,000	Aptiv Swiss Holdings Ltd., 4.65%, 9/13/29	524,637
500,000	Daimler Truck Finance North America LLC, 5.15%, 1/16/26(a)	500,197
265,000	General Motors Financial Co., Inc., (SOFR RATE + 1.040%), 4.82%, 2/26/27(b)	265,296
545,000	Hyundai Capital America, 4.88%, 6/23/27(a)	551,038
400,000	Hyundai Capital America, 5.30%, 3/19/27(a)	405,622
605,000	Volkswagen Group of America Finance LLC, 4.90%, 8/14/26(a)	607,024
500,000	Volkswagen Group of America Finance LLC, 6.00%, 11/16/26(a)	508,057
		3,962,665
Consumer, Non-cyclical — 2.6%
375,000	Amgen, Inc., 5.15%, 3/2/28	383,708
475,000	CVS Health Corp., 5.00%, 2/20/26	475,009
525,000	HCA, Inc., 5.20%, 6/1/28	538,067
480,000	Royalty Pharma Plc, 5.15%, 9/2/29	493,109
128,000	Solventum Corp., 5.45%, 2/25/27	129,838
		2,019,731
Energy — 2.2%
100,000	Baker Hughes Holdings LLC / Baker Hughes Co.-Obligor, Inc., 2.06%, 12/15/26	98,305
450,000	Columbia Pipelines Holding Co. LLC, 6.06%, 8/15/26(a)	454,190
540,000	Energy Transfer LP, 5.25%, 7/1/29	555,845
500,000	Enterprise Products Operating LLC, 5.05%, 1/10/26	500,010
125,000	Kinder Morgan, Inc., 1.75%, 11/15/26	122,732
		1,731,082
Financial — 19.2%
255,000	AerCap Ireland Capital DAC / AerCap Global Aviation Trust, 4.63%, 9/10/29	257,570
250,000	Athene Global Funding, 1.61%, 6/29/26(a)	246,807
125,000	Athene Global Funding, 1.73%, 10/2/26(a)	122,623
750,000	Bank of America Corp., 5.08%, 1/20/27(c)	750,279
175,000	Bank of Montreal, 5.00%, 1/27/29(c)	178,285
390,000	Charles Schwab Corp. (The), (SOFR Index + 1.050%), 4.80%, 3/3/27(b)	392,551

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC BlueBay Short Duration Fixed Income Fund  (cont.)

December 31, 2025 (Unaudited)
Principal Amount		Value
$350,000	Citigroup, Inc., (SOFR RATE + 0.770%), 4.51%, 6/9/27(b)	$350,427
620,000	Citizens Financial Group, Inc., 5.84%, 1/23/30(c)	646,781
560,000	Constellation Global Funding, 4.85%, 10/22/30(a)	556,069
540,000	Credit Agricole SA, 1.25%, 1/26/27(a),(c)	538,873
500,000	Credit Agricole SA, 5.34%, 1/10/30(a),(c)	514,923
570,000	Deutsche Bank AG, 5.71%, 2/8/28(c)	579,121
200,000	DNB Bank ASA, 1.54%, 5/25/27(a),(c)	197,940
565,000	Equitable America Global Funding, 4.65%, 6/9/28(a)	570,662
300,000	GA Global Funding Trust, 2.25%, 1/6/27(a)	294,267
750,000	Goldman Sachs Group, Inc. (The), 4.94%, 4/23/28(c)	758,554
750,000	HSBC Holdings Plc, 5.60%, 5/17/28(c)	764,291
175,000	JPMorgan Chase & Co., 5.04%, 1/23/28(c)	176,797
1,000,000	JPMorgan Chase & Co., 6.07%, 10/22/27(c)	1,015,604
600,000	Lloyds Banking Group Plc, 4.82%, 6/13/29(c)	609,864
240,000	Lloyds Banking Group Plc, 5.09%, 11/26/28(c)	244,521
200,000	Macquarie Airfinance Holdings Ltd., 6.40%, 3/26/29(a)	209,472
760,000	Met Tower Global Funding, 4.00%, 10/1/27(a)	761,487
765,000	Morgan Stanley, 5.05%, 1/28/27(c)	765,404
700,000	New York Life Global Funding, 3.90%, 10/1/27(a)	701,046
460,000	PNC Bank NA, 4.54%, 5/13/27(c)	460,643
1,000,000	PNC Financial Services Group, Inc. (The), 6.62%, 10/20/27(c)	1,019,736
500,000	Truist Financial Corp., MTN, 7.16%, 10/30/29(c)	539,243
420,000	Wells Fargo & Co., GMTN, 3.53%, 3/24/28(c)	417,222
385,000	Wells Fargo & Co., Series W, GMTN, 4.90%, 1/24/28(c)	388,328
		15,029,390
Industrial — 0.4%
300,000	CNH Industrial Capital LLC, 1.45%, 7/15/26	295,703

Technology — 3.8%
750,000	Broadcom, Inc., 3.46%, 9/15/26	747,666
500,000	Broadcom, Inc., 4.80%, 4/15/28	508,910
500,000	Foundry JV Holdco LLC, 5.90%, 1/25/30(a)	523,243
500,000	Oracle Corp., 3.25%, 11/15/27	489,677
450,000	Synopsys, Inc., 4.65%, 4/1/28	456,205
200,000	TSMC Arizona Corp., 1.75%, 10/25/26	196,442
49,000	Western Digital Corp., 4.75%, 2/15/26	48,985
		2,971,128
Utilities — 3.7%
275,000	Ameren Corp., 1.95%, 3/15/27	268,654
250,000	CenterPoint Energy, Inc., 1.45%, 6/1/26	247,338
250,000	Fells Point Funding Trust, 3.05%, 1/31/27(a)	247,046
700,000	NextEra Energy Capital Holdings, Inc., 4.69%, 9/1/27	708,250
500,000	NextEra Energy Capital Holdings, Inc., 4.85%, 2/4/28	509,312
320,000	Southern Co. Gas Capital Corp., Series A, 4.05%, 9/15/28	320,162

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC BlueBay Short Duration Fixed Income Fund  (cont.)

December 31, 2025 (Unaudited)
Principal Amount		Value
$260,000	Southern Power Co., Series A, 4.25%, 10/1/30	$259,585
300,000	System Energy Resources, Inc., 6.00%, 4/15/28	311,282
		2,871,629

Total Corporate Bonds		30,165,108
(Cost $29,822,694)
Asset Backed Securities — 37.4%
162,196	ACHV ABS Trust, Series 2024-3AL, Class C, 5.68%, 12/26/31(a)	162,852
175,000	Affirm Asset Securitization Trust, Series 2024-X2, Class C, 5.62%, 12/17/29(a)	175,547
685,000	Ally Auto Receivables Trust, Series 2023-A, Class C, 6.08%, 1/17/34(a)	691,013
675,000	Amur Equipment Finance Receivables XI LLC, Series 2022-2A, Class C, 6.27%, 1/22/29(a)	679,863
700,000	Amur Equipment Finance Receivables XI LLC, Series 2022-2A, Class D, 7.25%, 5/21/29(a)	707,891
750,000	Amur Equipment Finance Receivables XII LLC, Series 2023-1A, Class D, 7.48%, 7/22/30(a)	778,285
755,194	Bellemeade Re Ltd., Series 2025-1, Class M1A, (SOFR30A + 1.550%), 5.42%, 10/25/35(a),(b)	755,649
380,000	Carmax Auto Owner Trust, Series 2022-4, Class C, 6.49%, 7/17/28	388,875
365,000	Carmax Auto Owner Trust, Series 2022-4, Class D, 8.08%, 4/16/29	379,021
525,000	Carmax Auto Owner Trust, Series 2024-3, Class C, 5.28%, 3/15/30	534,546
62,787	Carvana Auto Receivables Trust, Series 2021-N3, Class D, 1.58%, 6/12/28	61,267
64,141	Carvana Auto Receivables Trust, Series 2021-N4, Class D, 2.30%, 9/11/28	62,768
620,000	Centersquare Issuer LLC, Series 2024-1A, Class B, 5.60%, 10/26/54(a)	600,367
500,000	Crown Point CLO IV Ltd., Series 2018-4A, Class D, (Term SOFR 3M + 3.012%), 6.90%, 4/20/31(a),(b)	498,850
500,000	Dell Equipment Finance Trust, Series 2023-2, Class D, 6.74%, 7/23/29(a)	502,285
350,000	Dell Equipment Finance Trust, Series 2023-3, Class D, 6.75%, 10/22/29(a)	352,823
700,000	Dell Equipment Finance Trust, Series 2024-1, Class C, 5.73%, 3/22/30(a)	710,095
750,000	Dell Equipment Finance Trust, Series 2024-1, Class D, 6.12%, 9/23/30(a)	761,363
225,000	Dell Equipment Finance Trust, Series 2024-2, Class D, 5.29%, 2/24/31(a)	227,317
550,000	Dext ABS LLC, Series 2025-2, Class A3, 4.23%, 4/15/36(a)	550,302
995,000	DT Auto Owner Trust, Series 2023-2A, Class D, 6.62%, 2/15/29(a)	1,016,830
133,080	Exeter Automobile Receivables Trust, Series 2022-6A, Class C, 6.32%, 5/15/28	133,511

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC BlueBay Short Duration Fixed Income Fund  (cont.)

December 31, 2025 (Unaudited)
Principal Amount		Value
$750,000	Exeter Automobile Receivables Trust, Series 2023-1A, Class D, 6.69%, 6/15/29	$760,997
550,000	Exeter Automobile Receivables Trust, Series 2023-2A, Class D, 6.32%, 8/15/29	559,575
475,000	Exeter Automobile Receivables Trust, Series 2023-5A, Class C, 6.85%, 1/16/29	481,415
800,000	Exeter Automobile Receivables Trust, Series 2023-5A, Class D, 7.13%, 2/15/30	825,236
525,000	Exeter Automobile Receivables Trust, Series 2024-4A, Class C, 5.48%, 8/15/30	531,844
1,000,000	Exeter Select Automobile Receivables Trust, Series 2025-2, Class A3, 4.43%, 8/15/30	1,008,056
845,000	Ford Credit Auto Owner Trust, Series 2021-2, Class D, 2.60%, 5/15/34(a)	829,072
500,000	Ford Credit Auto Owner Trust, Series 2022-1, Class C, 4.67%, 11/15/34(a)	501,249
425,000	Gm Financial Automobile Leasing Trust, Series 2025-2, Class B, 4.80%, 4/20/29	429,115
1,000,000	GM Financial Consumer Automobile Receivables Trust, Series 2023-1, Class B, 5.03%, 9/18/28	1,008,272
485,000	GreatAmerica Leasing Receivables Funding LLC Series, Series 2024-1, Class C, 5.43%, 12/15/31(a)	495,732
500,000	HPEFS Equipment Trust, Series 2024-1A, Class D, 5.82%, 11/20/31(a)	505,943
475,000	HPEFS Equipment Trust, Series 2024-2A, Class D, 5.82%, 4/20/32(a)	484,267
700,000	Hyundai Auto Lease Securitization Trust, Series 2024-B, Class B, 5.56%, 8/15/28(a)	707,782
580,000	Hyundai Auto Receivables Trust, Series 2024-B, Class C, 5.29%, 10/15/31	592,228
575,000	LAD Auto Receivables Trust, Series 2023-3A, Class C, 6.43%, 12/15/28(a)	584,551
396,226	Marlette Funding Trust, Series 2024-1A, Class B, 6.07%, 7/17/34(a)	398,065
269,406	MMP Capital LLC, Series 2025-A, Class A, 5.36%, 12/15/31(a)	271,773
1,000,000	NextGear Floorplan Master Owner Trust, Series 2025-1A, Class B, 4.89%, 2/15/30(a)	1,002,918
556,498	Santander Drive Auto Receivables Trust, Series 2022-2, Class C, 3.76%, 7/16/29	555,810
625,000	Santander Drive Auto Receivables Trust, Series 2023-4, Class B, 5.77%, 12/15/28	630,953
475,000	Santander Drive Auto Receivables Trust, Series 2023-4, Class C, 6.04%, 12/15/31	487,374
505,000	Santander Drive Auto Receivables Trust, Series 2023-5, Class B, 6.16%, 12/17/29	511,940
98,681	SBNA Auto Receivables Trust, Series 2025-SF1, Class B, 5.12%, 3/17/31(a)	98,746
500,000	Shackleton-R CLO Ltd., Series 2015-7RA, Class DRR, (Term SOFR 3M + 3.000%), 6.91%, 7/15/31(a),(b)	498,900
360,000	Switch ABS Issuer LLC, Series 2024-2A, Class B, 6.20%, 6/25/54(a)	362,538

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC BlueBay Short Duration Fixed Income Fund  (cont.)

December 31, 2025 (Unaudited)
Principal Amount		Value
$475,000	Tesla Auto Lease Trust, Series 2023-B, Class B, 6.57%, 8/20/27(a)	$475,000
610,000	Tricolor Auto Securitization Trust, Series 2024-1A, Class D, 8.61%, 4/17/28(a)	356,995
500,000	Tricolor Auto Securitization Trust, Series 2024-3A, Class D, 6.34%, 4/16/29(a)	156,657
252,951	Upstart Securitization Trust, Series 2024-1, Class A, 5.33%, 11/20/34(a)	252,828
215,000	Verizon Master Trust, Series 2023-1, Class C, 4.98%, 1/22/29	215,063
380,000	Verizon Master Trust, Series 2024-6, Class C, 4.67%, 8/20/30	382,084
815,000	Verizon Master Trust Series, Series 2025-9, Class C, 4.41%, 10/21/30	816,114
750,000	Westlake Automobile Receivables Trust, Series 2025-1A, Class C, 5.14%, 10/15/30(a)	757,481

Total Asset Backed Securities		29,267,893
(Cost $29,706,420)
Collateralized Mortgage Obligations — 7.6%
300,000	Connecticut Avenue Securities Trust, Series 2024-R02, Class 1M2, (SOFR30A + 1.800%), 5.67%, 2/25/44(a),(b)	301,580
316,000	Connecticut Avenue Securities Trust, Series 2024-R05, Class 2M2, (SOFR30A + 1.700%), 5.57%, 7/25/44(a),(b)	317,283
281,618	Cross Mortgage Trust, Series 2023-H2, Class A1A, 7.14%, 11/25/68(a)	284,957
70,662	Freddie Mac STACR REMIC Trust, Series 2022-DNA3, Class M1A, (SOFR30A + 2.000%), 5.87%, 4/25/42(a),(b)	71,172
62,917	Freddie Mac STACR REMIC Trust, Series 2023-DNA1, Class M1A, (SOFR30A + 2.100%), 5.97%, 3/25/43(a),(b)	63,580
185,000	Freddie Mac STACR REMIC Trust, Series 2024-DNA3, Class M2, (SOFR30A + 1.450%), 5.32%, 10/25/44(a),(b)	184,883
638,652	HOMES Trust, Series 2025-AFC2, Class A1A, 5.47%, 6/25/60(a)	643,562
759,390	HOMES Trust, Series 2025-NQM4, Class A1, 5.22%, 8/25/70(a)	762,427
465,764	JP Morgan Mortgage Trust, Series 2025-VIS1, Class A1, 0.00%, 8/25/55(a),(d)	470,796
425,000	OBX Trust, Series 2023-NQM4, Class M1, 7.07%, 3/25/63(a),(d)	425,671
227,461	OBX Trust, Series 2023-NQM6, Class A3, 6.98%, 7/25/63(a)	228,549
322,905	OBX Trust, Series 2025-NQM10, Class A1, 5.45%, 5/25/65(a)	325,657
353,378	OBX Trust, Series 2025-NQM11, Class A1, 5.42%, 5/25/65(a)	356,372
330,130	OBX Trust, Series 2025-NQM3, Class A1, 5.65%, 12/1/64(a)	333,574
226,765	Verus Securitization Trust, Series 2023-4, Class A1, 5.81%, 5/25/68(a)	226,861
339,141	Verus Securitization Trust, Series 2024-3, Class A3, 6.85%, 4/25/69(a)	343,044
635,028	Verus Securitization Trust, Series 2025-5, Class A1, 5.43%, 6/25/70(a)	640,266

Total Collateralized Mortgage Obligations		5,980,234
(Cost $5,954,587)

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC BlueBay Short Duration Fixed Income Fund  (cont.)

December 31, 2025 (Unaudited)
Principal Amount		Value
U.S. Government Agency Backed Mortgages — 0.3%
Fannie Mae — 0.3%
$208,883	Pool #CB7160, 6.50%, 9/1/53	$218,323
890	Series 2001-70, Class OF, (SOFR30A + 1.064%), 4.94%, 10/25/31(b)	900
744	Series 2009-87, Class FX, (SOFR30A + 0.864%), 4.74%, 11/25/39(b)	748
		219,971
Freddie Mac — 0.0%
663	Series 2448, Class FT, (SOFR30A + 1.114%), 5.10%, 3/15/32(b)	670
765	Series 2488, Class FQ, (SOFR30A + 1.114%), 5.10%, 3/15/32(b)	774
		1,444

Total U.S. Government Agency Backed Mortgages		221,415
(Cost $216,140)

Commercial Paper — 10.4%
1,050,000	Alimentation Couche-Tard Inc., 3.93%, 1/12/26(e)	1,048,633
1,000,000	AvalonBay Communities, Inc., 3.85%, 1/8/26(e)	999,142
1,000,000	Avangrid, Inc., 3.80%, 1/13/26(e)	998,628
1,000,000	Cargill, Inc., 3.74%, 1/6/26(e)	999,383
1,000,000	Fidelity National Financial, Inc., 3.96%, 1/16/26(e)	998,260
1,000,000	GlaxoSmithKline LLC, 3.71%, 1/2/26(e)	999,795
1,100,000	McDonald’s Corporation, 3.95%, 1/16/26(e)	1,098,123
1,000,000	The Canadian Pacific Railway Co., 3.91%, 1/13/26(e)	998,615

Total Commercial Paper		8,140,579
(Cost $8,142,286)

Shares
Investment Company — 4.6%
3,570,920	RBC BlueBay U.S. Government Money Market Fund, Institutional Class 1(f)	3,570,920

Total Investment Company		3,570,920
(Cost $3,570,920)

Total Investments		$77,346,149
(Cost $77,413,047) — 98.9%
Other assets in excess of liabilities — 1.1%		847,982
NET ASSETS — 100.0%		$78,194,131

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC BlueBay Short Duration Fixed Income Fund  (cont.)

December 31, 2025 (Unaudited)
(a)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(b)	Floating rate note. Rate shown is as of report date.
(c)	Security is a fix-to-float security, which carries a fixed coupon until a certain date, upon which it switches to a floating rate. Reference rate and spread are provided if the rate is currently floating.
(d)	Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.
(e)	The rate represents effective yield at the time of purchase.
(f)	Affiliated investment.
Financial futures contracts as of December 31, 2025:
Long Position	Number of Contracts	Expiration Date	Value/Unrealized Appreciation	Notional Value		Clearinghouse
2 Year U.S. Treasury Note	122	March 2026	$4,357	USD	$25,472,266	Citigroup Global Markets, Inc.
Total			$4,357

Abbreviations used are defined below:
GMTN - Global Medium Term Note
MTN - Medium Term Note
SOFR - Secured Overnight Financing Rate
SOFR30A - Secured Overnight Financing Rate 30 Day Average
USD - United States Dollar